Fixed Assets - Additional Information (Detail) ¥ in Billions, $ in Billions	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Property, Plant and Equipment [Line Items]
Fixed assets, depreciation expense	¥ 7.4	$ 1.1	¥ 6.6	¥ 7.1